Information by business segment - Segment results (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Information by business segment
Net revenues	$ 1,950,929	$ 2,332,715	$ 2,491,670
Cost of sales	(1,563,931)	(1,947,828)	(1,892,247)
Gross profit	386,998	384,887	599,423
Selling, general and administrative	(151,619)	(216,511)	(159,603)
Mineral exploration and project evaluation	(57,201)	(119,063)	(129,559)
Impairment of non-current assets	(557,497)	(142,133)	(3,283)
Other income and expenses, net	(19,164)	(18,206)	27,575
Operating (loss) income	(398,483)	(111,026)	334,553
Depreciation and amortization	243,925	317,892	267,189
Gains on sales of investments and other miscellaneous adjustments (i)			(233)
Adjusted EBITDA	402,939	348,999	604,792
Net financial results	(278,175)	(104,854)	(202,654)
(Loss) income before income tax	(676,658)	(215,880)	131,899
Intersegment sales
Information by business segment
Net revenues	(375,402)	(535,776)	(704,031)
Cost of sales	375,402	535,776	704,031
Adjustments
Information by business segment
Net revenues	27,546	2,178	924
Cost of sales	(26,023)	(23,484)	(6,455)
Gross profit	1,523	(21,306)	(5,531)
Selling, general and administrative	(16,391)	(9,691)	(16,969)
Mineral exploration and project evaluation	(3,180)	(11)	(2,498)
Impairment of non-current assets			(3,283)
Other income and expenses, net	10,029	25,318	21,582
Operating (loss) income	(8,019)	(5,690)	(3,416)
Depreciation and amortization	1,291	2,047
Gains on sales of investments and other miscellaneous adjustments (i)			(233)
Adjusted EBITDA	(6,728)	(3,643)	(366)
Mining | Operating segment
Information by business segment
Net revenues	748,462	1,000,580	1,164,209
Cost of sales	(625,408)	(805,058)	(711,054)
Gross profit	123,054	195,522	453,155
Selling, general and administrative	(70,354)	(117,280)	(54,705)
Mineral exploration and project evaluation	(48,555)	(109,549)	(115,994)
Impairment of non-current assets	(512,706)	(142,133)
Other income and expenses, net	(23,648)	(13,955)	(24,435)
Operating (loss) income	(532,209)	(187,395)	258,021
Depreciation and amortization	159,984	217,870	172,357
Adjusted EBITDA	140,481	172,608	430,378
Smelting | Operating segment
Information by business segment
Net revenues	1,550,323	1,865,733	2,030,568
Cost of sales	(1,287,902)	(1,655,062)	(1,878,769)
Gross profit	262,421	210,671	151,799
Selling, general and administrative	(64,874)	(89,540)	(87,929)
Mineral exploration and project evaluation	(5,466)	(9,503)	(11,067)
Impairment of non-current assets	(44,791)		(3,283)
Other income and expenses, net	(5,545)	(29,569)	30,428
Operating (loss) income	141,745	82,059	79,948
Depreciation and amortization	82,650	97,975	94,832
Adjusted EBITDA	$ 269,186	$ 180,034	$ 174,780